Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Income from operations	$ 33,161	$ 20,879	$ 82,456	$ 43,615
Ireland
Segment Reporting Information [Line Items]
Income from operations	20,105	(435)	44,948	(7,036)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	(294)	5,261	7,023	21,683
U.S.
Segment Reporting Information [Line Items]
Income from operations	11,135	13,956	24,412	22,225
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,215	$ 2,097	$ 6,073	$ 6,743